Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset retirement obligations at beginning of period	$ 146,210	$ 127,240
Accretion expense	10,252	9,122
Liabilities incurred	1,317	7,352
Liabilities settled	(170)	(1,861)
Revisions of estimated liabilities	(436)	4,357
Asset retirement obligations at end of period	157,173	146,210
Less: current asset retirement obligations	(239)	(305)
Long-term asset retirement obligations	$ 156,934	$ 145,905